Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital/Owners' Equity (USD $) In Thousands	Total	KNOT [Member]	Common Units [Member]	Subordinated Units [Member]	Subordinated Units [Member] KNOT [Member]	General Partner Unit [Member]	Owners' Invested Equity [Member]	Accumulated Other Comprehensive Income [Member]
Beginning Balance at Dec. 31, 2012	$ 97,194						$ 97,194
Net income	(3,538)						(3,538)
Other comprehensive income (loss)	0		0	0		0	0	0
Movement in invested Equity	10,882						10,882
Ending Balance at Apr. 15, 2013	104,538						104,538
Cash distribution	(13,163)	(21,954)	(6,445)	(6,455)	(21,954)	(263)
Proceeds from initial public offering	168,313		168,313
Initial public offering costs	(2,201)		(2,201)
Post initial public offering net income	18,602		9,106	9,125		371
Other comprehensive income (loss)	0		0	0		0	0	0
Elimination of equity	27,792						27,792
Allocation of partnership capital to unitholders				127,141		5,189	(132,330)
Ending Balance at Dec. 31, 2013	281,927		168,773	107,857		5,297
Beginning Balance at Dec. 31, 2013
Net income	27,392		15,349	11,507		536
Cash distribution	(36,637)		(20,226)	(15,684)		(727)
Proceeds from initial public offering	147,023		143,983			3,040
Initial public offering costs	(340)		(335)			(5)
Other comprehensive income (loss)	0		0	0		0	0	0
Ending Balance at Dec. 31, 2014	$ 419,365		$ 307,544	$ 103,680		$ 8,141